Capital management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Oct. 31, 2019
Capital
CET1 capital	$ 65,198	$ 62,184
Tier 1 capital	70,854	67,861
Total capital	81,469	77,888
Risk-weighted Assets (RWA) used in calculation of capital ratios
Credit risk	463,567	417,835
Market risk	26,900	28,917
Operational risk	67,945	66,104
Total RWA	$ 558,412	$ 512,856
Capital ratios and Leverage ratio
CET1 ratio	11.70%	12.10%
Tier 1 capital ratio	12.70%	13.20%
Total capital ratio	14.60%	15.20%
Leverage ratio	4.50%	4.30%
Leverage ratio exposure (billions)	$ 1,578,000	$ 1,570,000